Note 11 - Other Assets	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Other Assets Disclosure [Text Block]
11.	OTHER ASSETS
(In Thousands)

	December 31
	2020	2019

Deferred charges	$3,194	$1,240
Land use rights	649	668
Refundable deposits	474	427
Deferred income tax assets – noncurrent	52	91

Total	$4,369	$2,426

Deferred charges are advanced payments for consulting, maintenance, and engineering license contracts and are amortized over the terms of the contracts from
2
to
5
years. Amortization expense of the deferred charges for the years ended
December 31, 2020,
2019,
and
2018,
was approximately
$1,884,000,
$738,000,
and
$629,000,
respectively.

In order to focus on high entry barrier and high margin mixed-signal design market, the Company in
May
of
2020
entered into
two
-year agreements with Dashun to streamline the power group, which comprised of the Company's internal circuits products for smart phone and notebook business in China. Dashun was engaged to support the company's existing power group customers in China by providing continuous product sales and related engineering services supports. The Company has paid
$3,000,000
as prepayment of services (recoded as deferred charges) and amortized it on a straight-line basis over two
-year service lives. Meanwhile, the Company provides the support service of operation and testing to the products designated by Dashun. Amounts under the agreement are to be received in installments by the end of
April 2022
in accordance with an agreed upon collection schedule, which is started from
May 2020,
and the amount were
$400,000
and
$275,000
each quarter for the
first
and
second
year, respectively, and should be paid
no
later than
two
months by the end of each quarter. The receivable resulted from this contract for the year ended
December 31, 2020
was
$267,000
(recorded as other receivable).

In
June
of
2020,
the Company sold related research and development, testing and office equipment scoping into the streamlined project to Beijing Big Moment Technology Co., Ltd. (“BMT Beijing”), an affiliate of Dashun, with the amount about
$140,000
collectively and a net gain of
$5,000
was recorded for the year ended
December 31, 2020.
In
August
of
2020,
we also sold certain China registered patents related to smart phone and power products to BMT Beijing with the amount about
$150,000.

Land use rights are recorded at cost less accumulated amortization. Amortization is provided on a straight-line basis over the term of the land use rights agreement which is
49.7
years. Amortization expense of the land use rights for the years ended
December 31, 2020,
2019,
and
2018,
was approximately
$19,000,
$19,000,
and
$19,000,
respectively.